INTEREST INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of interest income [Abstract]
Disclosure of detailed information for interest income [Text Block]
	2022	2021	2020
	US$’000	US$’000	US$’000

Interest on loans to joint ventures (Note 5)	-	-	112
Bank interests	1,776	201	355
Other interest	452	-	-
	2,228	201	467